Net Loss Per Share	9 Months Ended
Sep. 30, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

17. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,055,775)	$(3,347,906)
Denominator:
Basic and diluted weighted average shares outstanding	7,132,512	5,400,840

Basic and diluted loss per share	$(0.15)	$(0.62)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the nine months ended September 30, 2025 and 2024, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are both 1,392,277.